Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — September 30, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 82.0%
Aerospace and Defense – 54.7%
3,671
Cadre Holdings Inc. ................................
$ 134,028
1,448
Crane Co. ................................................
266,635
212
Elbit Systems Ltd. ...................................
108,078

Firefly Aerospace Inc.† ...........................
2,932

General Dynamics Corp. ........................
126,170
1,058
General Electric Co. ................................
318,267
952
HEICO Corp. ...........................................
307,325
10,530
Hexcel Corp. ...........................................
660,231
2,516
Howmet Aerospace Inc. ..........................
493,715
10,000
Innovative Solutions and Support Inc.† ..
124,900
100
Karman Holdings Inc.† ...........................
7,220
2,960
Kratos Defense & Security Solutions
Inc.† ....................................................
270,455
824
L3Harris Technologies Inc. ......................
251,658
1,142
Leidos Holdings Inc. ...............................
215,792
2,644
Leonardo DRS Inc. .................................
120,038
1,928
Lockheed Martin Corp. ...........................
962,477
8,342
Mercury Systems Inc.† ...........................
645,671

Northrop Grumman Corp. .......................
257,133
4,018
Park Aerospace Corp. ............................
81,726
16,071
Redwire Corp.† .......................................
144,478
2,114
RTX Corp. ...............................................
353,736
12,052
Spirit AeroSystems Holdings Inc., Cl. A†
465,207
5,252
Textron Inc. .............................................
443,741
Shares Market Value
2,538
The Boeing Co.† .....................................
$ 547,776
7,309,389
Aviation: Parts and Services – 25.9%
1,676
AAR Corp.† ............................................
150,287
3,692
Albany International Corp., Cl. A ............
196,784
7,326
Astronics Corp.† .....................................
334,139
3,000
ATI Inc.† ..................................................
244,020

Carpenter Technology Corp. ...................
147,324

Curtiss-Wright Corp. ...............................
453,898
5,264
Ducommun Inc.† ....................................
506,028
2,568
Honeywell International Inc. ....................
540,564
2,456
Moog Inc., Cl. A ......................................
510,037
20,000
New Horizon Aircraft Ltd.† ......................
50,800
1,290
Woodward Inc. ........................................
325,996
3,459,877
Computer Software and Services – 1.4%
1,000
Palantir Technologies Inc., Cl. A† ...........
182,420
TOTAL COMMON STOCKS .......... 10,951,686
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 18.0%
$ 2,415,000 U.S. Treasury Bills,
3.88% to 4.12%††, 10/09/25 to 12/11/25
2,406,034
TOTAL INVESTMENTS — 100.0%
(cost $9,421,159) ....................................
$ 13,357,720
† Non-income producing security.
†† Represents annualized yields at dates of purchase.